INCOME TAXES - COMPONENTS OF INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal	$ 7.6	$ (21.3)	$ (13.0)
Foreign	0.0	0.0	0.0
FIT expense (benefit) incurred (excluding tax on capital gains)	7.6	(21.3)	(13.0)
Federal income tax on net capital gains	1.2	14.6	(1.2)
Utilization of capital loss carry-forwards	0.0	0.0	0.0
Other	(8.4)	8.4	7.2
Federal and Foreign income taxes incurred	$ 0.4	$ 1.7	$ (7.0)